Earnings (loss) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings (loss) per Share
- Net income (loss) attributable to shareholders of Sinovac	$ (851)	$ 7,442	$ (14,853)
Basic weighted average number of common shares outstanding	55,681,076	55,301,276	54,926,440
Effect of dilutive securities:
Stock options (in shares)		501,062
Diluted weighted average number of common shares outstanding	55,681,076	55,802,338	54,926,440
Basic earnings (loss) per share (in dollars per share)	$ (0.02)	$ 0.13	$ (0.27)
Diluted earnings (loss) per share (in dollars per share)	$ (0.02)	$ 0.13	$ (0.27)